SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 17, 2020	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Quarterly cash dividend paid per share		$ 0.1
Dividend paid				$ 8,625	$ 10,681
Percentage amount of reported net income attributable to controlling interest		50.00%
Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional shares authorized	1,000,000
Number of ordinary shares registered under Plan	2,500,000		3,275,000
Options and restricted stock units outstanding			2,340,110
Ordinary shares reserved for issuance			1,673,915
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of options granted			$ 1.9	$ 3.8	$ 5.2
Weighted-average grant-date fair value of options vested			$ 12.96	$ 12.3	$ 14.07
Intrinsic value of options exercised			$ 0	$ 0	$ 0
Unrecognized compensation cost			$ 2,770
Unrecognized compensation cost, weighted-average recognition period			3 years